Stock Options - Schedule of Outstanding Stock Options (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 6 months	3 years 6 months
Lonestar Resources Limited 2012 Employee Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at beginning of period, Shares	1,699,872	1,614,270	1,477,685
Granted, Shares		160,000	410,822
Canceled/Expired, Shares		(50,000)	(24,667)
Forfeited, Shares		(24,398)	(249,570)
Outstanding at end of period, Shares		1,699,872	1,614,270	1,477,685
Options vested and exercisable, Shares		1,615,372	970,155
Outstanding at beginning of period, Weighted Average Exercise Price Per Share	$ 15.50	$ 16.00	$ 16.00
Granted, Weighted Average Remaining Contractual Term		1 year	3 years
Granted, Weighted Average Exercise Price Per Share		$ 10.00	$ 18.00
Canceled/Expired, Weighted Average Remaining Contractual Term			1 year 6 months
Canceled/Expired, Weighted Average Exercise Price Per Share		12.00	$ 18.00
Forfeited, Weighted Average Remaining Contractual Term			2 years
Forfeited, Weighted Average Exercise Price Per Share		$ 12.00	$ 15.00
Outstanding, Weighted Average Remaining Contractual Term (in years)		1 year	2 years	3 years
Outstanding at end of period, Weighted Average Exercise Price Per Share		$ 15.50	$ 16.00	$ 16.00
Options vested and exercisable, Weighted Average Remaining Contractual Term		1 year	2 years
Options vested and exercisable, Weighted Average Exercise Price Per Share		$ 15.50	$ 16.00
Outstanding non-vested options at beginning of period, Shares	84,500	644,115	882,456
Granted non-vested options, Shares		160,000	410,822
Vested non-vested options, Shares		(695,217)	(399,593)
Forfeited non-vested options, Shares		(24,398)	(249,570)
Outstanding non-vested options at end of period, Shares		84,500	644,115	882,456
Outstanding non-vested options at beginning of period, Weighted Average Fair Value per Share	$ 4.50	$ 4.50	$ 11.50
Granted, Weighted Average Fair Value per Share		2.40	4.50
Vested, Weighted Average Fair Value per Share		4.00	4.50
Forfeited, Weighted Average Fair Value per Share		4.50	4.50
Outstanding non-vested options at ending of period, Weighted Average Fair Value per Share		4.50	4.50	$ 11.50
Outstanding non-vested options beginning of period, Weighted Average Exercise Price per share	$ 15.50	16.00	15.00
Granted, Weighted Average Exercise Price per share		10.00	18.00
Vested, Weighted Average Exercise Price per share		15.50	16.00
Forfeited, Weighted Average Exercise Price per share		15.50	15.00
Outstanding non-vested options end of period, Weighted Average Exercise Price per share		$ 15.50	$ 16.00	$ 15.00
Granted non-vested options, Weighted Average Remaining Contractual Term (in years)		1 year	3 years
Vested non-vested options, Weighted Average Remaining Contractual Term (in years)		1 year	3 years
Forfeited non-vested options, Weighted Average Remaining Contractual Term (in years)			3 years
Outstanding non-vested options, Weighted Average Remaining Contractual Term (in years)		1 year	2 years	3 years
Lonestar Resources Limited 2012 Employee Share Option Plan and Lonestar Resources US Inc 2016 Employee Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at beginning of period, Shares	849,936
Granted, Shares	35,000
Canceled/Expired, Shares	(64,667)
Outstanding at end of period, Shares	820,269	849,936
Options vested and exercisable, Shares	778,019	807,686
Outstanding at beginning of period, Weighted Average Exercise Price Per Share	$ 15.50
Granted, Weighted Average Remaining Contractual Term	2 years
Granted, Weighted Average Exercise Price Per Share	$ 15.00
Canceled/Expired, Weighted Average Remaining Contractual Term
Canceled/Expired, Weighted Average Exercise Price Per Share	$ 18.00
Forfeited, Weighted Average Remaining Contractual Term
Outstanding, Weighted Average Remaining Contractual Term (in years)	6 months	1 year
Outstanding at end of period, Weighted Average Exercise Price Per Share	$ 15.00	$ 15.50
Options vested and exercisable, Weighted Average Remaining Contractual Term	6 months	1 year
Options vested and exercisable, Weighted Average Exercise Price Per Share	$ 15.00	$ 15.50
Outstanding non-vested options at beginning of period, Shares	42,250
Granted non-vested options, Shares	35,000
Vested non-vested options, Shares	(35,000)
Outstanding non-vested options at end of period, Shares	42,250	42,250
Outstanding non-vested options at beginning of period, Weighted Average Fair Value per Share	$ 9.00
Granted, Weighted Average Fair Value per Share	1.90
Vested, Weighted Average Fair Value per Share	1.90
Outstanding non-vested options at ending of period, Weighted Average Fair Value per Share	9.00	$ 9.00
Outstanding non-vested options beginning of period, Weighted Average Exercise Price per share	15.50
Granted, Weighted Average Exercise Price per share	15.00
Vested, Weighted Average Exercise Price per share	15.00
Outstanding non-vested options end of period, Weighted Average Exercise Price per share	$ 15.50	$ 15.50
Granted non-vested options, Weighted Average Remaining Contractual Term (in years)	2 years 3 months
Vested non-vested options, Weighted Average Remaining Contractual Term (in years)	2 years 3 months
Outstanding non-vested options, Weighted Average Remaining Contractual Term (in years)	3 months	1 year